CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Jun. 30, 2014
Current assets:
Cash and cash equivalents	$ 5,858,973	$ 6,857,970
Accounts receivable - trade	1,502,774	2,026,210
Other prepaid expenses	723,263	1,514,302
Total current assets	8,085,010	10,398,482
Oil and gas properties, full cost method of accounting:
Proved properties	126,121,264	126,041,447
Unproven properties	9,202,991	8,227,109
Office and other equipment	81,089	78,733
Property and equipment, at cost	135,405,344	134,347,289
Less accumulated depreciation, depletion and amortization	29,014,019	26,914,972
Property and equipment, net	106,391,325	107,432,317
Other assets:
Cash restricted under loan agreement	5,000,000	5,000,000
Deferred loan costs, net	1,901,663	2,140,343
Total other assets	6,901,663	7,140,343
Total assets	121,377,998	124,971,142
Current liabilities:
Fair value of derivative contracts	5,203,987	8,065,417
Due to affiliates	201,921	232,021
Accounts payable and accrued expenses	10,240,322	7,127,572
Total current liabilities	86,488,291	83,396,284
Long-term liabilities:
Asset retirement obligation	1,997,207	1,916,276
Warrants liability	15,272,335	16,290,341
Fair value of derivatives	19,892,549	25,052,008
Total liabilities	123,650,382	126,654,909
Commitments and contingencies (Note H)
Stockholders' (deficit):
Common stock - $.05 par value; authorized 200,000,000 shares; issued and outstanding 77,505,908 shares at September 30, 2014 and 77,505,908 shares at June 30, 2014	3,875,297	3,875,297
Additional paid-in capital	56,954,045	56,954,045
Accumulated deficit	(79,042,487)	(78,052,931)
Total stockholders' (deficit)	(2,273,372)	(1,684,755)
Total liabilities and stockholders' (deficit)	121,377,998	124,971,142
Senior notes
Current liabilities:
Notes payable - WFEC		61,402,551
Notes payable, net of discounts - Senior Notes	45,961,125	43,090,338
WFEC
Current liabilities:
Notes payable - WFEC	24,880,936	24,880,936
Series B Preferred Stock
Stockholders' (deficit):
Preferred stock - 9.5% Series B, authorized 35,000 shares; $1,000 stated value, voting, convertible at $0.50 per common share; with 17,328.987 shares outstanding at September 30, 2014 and 16,928.47 at June 30, 2014	3,189,270	3,114,761
Additional paid-in capital - preferred stock - Series B (see Note D)	12,750,503	12,424,073
Series C Preferred Stock
Long-term liabilities:
Redeemable preferred stock - Series C, authorized 98,751.823 shares; $0.01 stated value, voting, redeemable at $0.01; 98,751.823 shares issued and outstanding at September 30 and June 30, 2014	$ 988	$ 988